Net Debt	6 Months Ended
Jun. 30, 2020
Net Debt
Net Debt

3  Net Debt

The table below provides an analysis of Net Debt and a reconciliation of Net Cash Flow to the movement in Net Debt. The Group monitors Net Debt as part of its capital-management policy as described in Note 27 of the Annual Report and 20-F Information 2019. Net Debt is a non-GAAP financial measure.

	At 1 Jan	Cash	Non-cash	Exchange	At 30 Jun
	2020	flow	& other	movements	2020
	$m	$m	$m	$m	$m
Non-current instalments of loans	(15,730)	-	550	30	(15,150)
Non-current instalments of leases	(487)	-	11	11	(465)
Total long-term debt	(16,217)	-	561	41	(15,615)
Current instalments of loans	(1,597)	-	(556)	(6)	(2,159)
Current instalments of leases	(188)	117	(107)	4	(174)
Commercial paper	-	(1,262)	-	-	(1,262)
Bank collateral	(71)	(34)	-	-	(105)
Other short-term borrowings excluding overdrafts	(8)	(57)	-	1	(64)
Overdraft	(146)	(230)	-	8	(368)
Total current debt	(2,010)	(1,466)	(663)	7	(4,132)
Gross borrowings	(18,227)	(1,466)	(102)	48	(19,747)
Net derivative financial instruments	43	93	(154)	-	(18)
Net borrowings	(18,184)	(1,373)	(256)	48	(19,765)
Cash and cash equivalents	5,369	330	-	(26)	5,673
Other investments - current	849	(463)	62	(6)	442
Other investments - non-current	62	-	(62)	-	-
Cash and investments	6,280	(133)	-	(32)	6,115
Net Debt	(11,904)	(1,506)	(256)	16	(13,650)

Non-cash movements in the period include fair-value adjustments under IFRS 9.

Other investments – non-current are included within the balance of $1,577m (31 December 2019:  $1,401m) in the Condensed consolidated statement of financial position. The equivalent GAAP measure to net debt is ‘liabilities arising from financing activities’ which excludes the amounts for cash and overdrafts, other investments and non-financing derivatives shown above and includes the Acerta Pharma put-option liability of $2,219m (31 December 2019:  $2,146m) shown in non-current other payables.

Net Debt increased by $1,746m in the six months to 30 June 2020, principally due to Net Cash Inflow from Operating Activities of $1,179m being more than offset by the payment of the second interim dividend of 2019 of $2,398m (representing two thirds of the 2019 full year).

Details of the committed undrawn bank facilities are disclosed within the going-concern section of Note 1.

During the six months to 30 June 2020, there were no changes to the Company’s credit ratings issued by Standard and Poor’s (long term: BBB+, short term A-2) and Moody’s (long term:A3, short term P-2).